Other Assets - Schedule of Other Assets — Current (Details)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Schedule of Other Assets — Current [Abstract]
Prepayments	$ 240,257	$ 186,840	$ 6,234
Short-term deposits	11,012	8,564	17,795
Interest receivable from a third party	128,588	99,998	28,462
Other assets – current	$ 379,857	$ 295,402	$ 52,491